Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent Events

Merger transaction

On February 8, 2012, the Company merged with and into Organovo Acquisition Corp. (“Acquisition Corp.”), a wholly-owned subsidiary of Organovo Holdings, Inc., a publicly traded Delaware corporation (“Organovo Holdings”), with the Company surviving the merger as a wholly-owned subsidiary of Organovo Holdings (the “Merger”). As a result of the Merger, Organovo Holdings acquired the business of the Company, and will continue the existing business operations of the Company.

Simultaneously with the Merger, on February 8, 2012 (the “Closing Date”), all of the issued and outstanding shares of the Company’s common stock converted, on a 1 for 1 basis, into shares of Organovo Holding’s common stock, par value $0.001 per share (“Common Stock”). Also on the Closing Date, all of the issued and outstanding options to purchase shares of the Company’s common stock and other outstanding warrants to purchase the Company’s common stock, and all of the issued and outstanding Bridge Warrants (as defined below) to purchase shares of the Company’s Common Stock, converted, respectively, into options (the “New Options”), warrants (the “New Warrants”) and new bridge warrants (the “New Bridge Warrants”) to purchase shares of Organovo Holding’s Common Stock. The New Bridge Warrants, the New Warrants and the New Bridge Options were converted on a 1 for 1 basis. The New Options will be administered under the Company’s 2008 Equity Incentive Plan (the “2008 Plan”), which Organovo Holding’s assumed and adopted on the Closing Date in connection with the Merger.

Specifically, on the Closing Date, (i) 22,445,254 shares of Common Stock were issued to the Company’s former stockholders; (ii) New Options to purchase 896,256 shares of Common Stock granted under the 2008 Plan were issued to the Company’s optionees pursuant to the assumption of the 2008 Plan by Organovo Holdings; (iii) New Warrants to purchase 1,309,750 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to holders of the Company’s warrants; and (iv) New Bridge Warrants to purchase 1,500,000 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to the Company’s Bridge Investors.

In connection with three separate closings of a private placement transaction completed in connection with the Merger (the “Offering”), the Company received gross proceeds of approximately $6,500,000 (including $1,500,000 previously received from the conversion of outstanding convertible notes payable), $1,800,000 and $6,900,000 on February 8, 2012, February 29, 2012 and March 16, 2012, respectively.

For all three closings of the Offering, the Company raised total gross proceeds of $15,247,959 and total net proceeds of $11,593,065.91 (or $12,811,897.11, including the conversion of the Bridge Notes referred to above). The Company issued 15,247,987 shares of Organovo Holdings’ Common Stock and warrants to purchase 16,747,987 shares of Organovo Holdings’ Common Stock (including warrants to purchase 1,500,000 shares to former holders of the Bridge Notes) exercisable at $1.00 to investors in the Offering. The placement agent and its selected dealers were paid total cash commissions of $1,372,260 and the Placement Agent was paid an expense allowance of $411,678 and was issued Placement Agent warrants to purchase 6,099,195 shares of Organovo Holdings’ Common Stock at an exercise price of $1.00 per share (including warrants to purchase 610,155 shares issued in connection with issuance of the Bridge Notes and subsequently exchanged for new warrants in the Merger).

The Merger will be treated as a recapitalization of the Company for financial accounting.

On February 8, 2012, the Company merged with and into Organovo Acquisition Corp. (“Acquisition Corp.”), a wholly-owned subsidiary of Organovo Holdings, Inc., a publicly traded Delaware corporation (“Organovo Holdings”), with the Company surviving the merger as a wholly-owned subsidiary of Organovo Holdings (the “Merger”). As a result of the Merger, Organovo Holdings acquired the business of the Company, and will continue the existing business operations of the Company.

Simultaneously with the Merger, on February 8, 2012 (the “Closing Date”), all of the issued and outstanding shares of the Company’s common stock converted, on a 1 for 1 basis, into shares of Organovo Holding’s common stock, par value $0.001 per share (“Common Stock”). Also on the Closing Date, all of the issued and outstanding options to purchase shares of the Company’s common stock and other outstanding warrants to purchase the Company’s common stock, and all of the issued and outstanding Bridge Warrants (as defined below) to purchase shares of the Company’s Common Stock, converted, respectively, into options (the “New Options”), warrants (the “New Warrants”) and new bridge warrants (the “New Bridge Warrants”) to purchase shares of Organovo Holding’s Common Stock. The New Bridge Warrants, the New Warrants and the New Bridge Options were converted on a 1 for 1 basis. The New Options will be administered under the Company’s 2008 Equity Incentive Plan (the “2008 Plan”), which Organovo Holding’s assumed and adopted on the Closing Date in connection with the Merger.

Specifically, on the Closing Date, (i) 22,445,254 shares of Common Stock were issued to the Company’s former stockholders; (ii) New Options to purchase 896,256 shares of Common Stock granted under the 2008 Plan were issued to the Company’s optionees pursuant to the assumption of the 2008 Plan by Organovo Holdings; (iii) New Warrants to purchase 1,309,750 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to holders of the Company’s warrants; and (iv) New Bridge Warrants to purchase 1,500,000 shares of Organovo Holdings’ Common Stock at $1.00 per share were issued to the Company’s Bridge Investors.

In connection with three separate closings of a private placement transaction completed in connection with the Merger (the “Offering”), the Company received gross proceeds of approximately $6,500,000 (including $1,500,000 previously received from the conversion of outstanding convertible notes payable), $1,800,000 and $6,900,000 on February 8, 2012, February 29, 2012 and March 16, 2012, respectively.

For all three closings of the Offering, the Company raised total gross proceeds of $15,247,959 and total net proceeds of $11,593,065.91 (or $12,811,897.11, including the conversion of the Bridge Notes referred to above). The Company issued 15,247,987 shares of Organovo Holdings’ Common Stock and warrants to purchase 16,747,987 shares of Organovo Holdings’ Common Stock (including warrants to purchase 1,500,000 shares to former holders of the Bridge Notes) exercisable at $1.00 to investors in the Offering. The placement agent and its selected dealers were paid total cash commissions of $1,372,260 and the Placement Agent was paid an expense allowance of $411,678 and was issued Placement Agent warrants to purchase 6,099,195 shares of Organovo Holdings’ Common Stock at an exercise price of $1.00 per share (including warrants to purchase 610,155 shares issued in connection with issuance of the Bridge Notes and subsequently exchanged for new warrants in the Merger).

The Merger will be treated as a recapitalization of the Company for financial accounting purposes. The historical financial statements of Organovo Holdings before the Merger will be replaced with the historical financial statements of the Company before the Merger in all future filings with the Securities and Exchange Commission (the “SEC”).

Before the Merger, Organovo Holdings’ board of directors and stockholders adopted the 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the issuance of 6,553,9856 shares of Organovo Holdings’ Common Stock to executive officers, directors, advisory board members and employees. In addition, Organovo Holdings assumed and adopted the Company’s 2008 Plan, and as described above option holders under that plan were granted New Options to purchase Common Stock. No further options will be granted under the 2008 Plan. The parties have taken all actions necessary to ensure that the Merger is treated as a tax free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended.

New facilities lease	The Company entered into a new facilities lease at 6275 Nancy Ridge Drive, San Diego, CA 92121. The lease was signed on February 27, 2012 with target occupancy of July 15, 2012. The base rent under the lease is approximately $38,800 per month with 3% annual escalators. The lease term is 48 months with an option for the Company to extend the lease at the end of the lease term.